CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenue:
Commissions		¥ 74,783	¥ 85,324	¥ 154,239	¥ 176,292
Fees from investment banking		19,119	27,083	43,078	49,790
Asset management and portfolio service fees		62,740	61,212	125,721	119,555
Net gain on trading		75,752	88,391	147,639	208,858
Gain (loss) on private equity investments		321	(330)	874	29
Interest and dividends		188,703	141,612	358,293	276,004
Gain (loss) on investments in equity securities		(1,104)	3,060	988	3,122
Other		28,067	56,037	48,534	96,665
Total revenue		448,381	462,389	879,366	930,315
Interest expense		165,459	110,896	324,447	217,999
Net revenue	[1]	282,922	351,493	554,919	712,316
Non-interest expenses:
Compensation and benefits		125,800	122,035	253,500	258,284
Commissions and floor brokerage		19,579	25,242	40,514	49,017
Information processing and communications		40,515	47,263	81,476	91,832
Occupancy and related depreciation		16,464	17,209	32,840	34,265
Business development expenses		9,337	7,823	18,233	16,232
Other		70,760	48,882	114,246	102,204
Total non-interest expenses		282,455	268,454	540,809	551,834
Income before income taxes		467	83,039	14,110	160,482
Income tax expense		9,703	29,423	16,633	48,828
Net income (loss)		(9,236)	53,616	(2,523)	111,654
Less: Net income attributable to noncontrolling interests		1,997	1,766	3,487	2,948
Net income (loss) attributable to NHI shareholders		¥ (11,233)	¥ 51,850	¥ (6,010)	¥ 108,706
Basic-
Net income (loss) attributable to NHI shareholders per share		¥ (3.31)	¥ 14.7	¥ (1.77)	¥ 30.79
Diluted-
Net income (loss) attributable to NHI shareholders per share		¥ (3.32)	¥ 14.45	¥ (1.78)	¥ 30.2

[1]	There is no revenue derived from transactions with a single major external customer.